Statements of Consolidated Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues	$ 15,190	[1]	$ 12,731	$ 25,188
Other income	7,800	[1]	8,701	8,528
Total revenues and other income	22,990	[1]	21,432	33,715
Operating expenses
Cost of revenue	(11,392)	[1]	(2,739)	(2,620)
Research and development expenses	(92,042)	[1]	(76,567)	(79,227)
Selling, general and administrative expenses	(43,017)	[1]	(47,248)	(44,750)
Other operating income (expenses)	(91)	[1]	31	232
Total operating expenses	(146,542)	[1]	(126,523)	(126,366)
Operating income (loss)	(123,552)	[1]	(105,091)	(92,650)
Financial income	11,971	[1]	20,572	7,262
Financial expenses	(3,631)	[1]	(3,813)	(18,294)
Financial gain (loss)	8,340	[1]	16,758	(11,032)
Income tax	0
Net income (loss)	(115,212)	[1]	(88,333)	(103,683)
Attributable to shareholders of Cellectis	(102,091)	[1]	(78,693)	(99,368)
Attributable to non-controlling interests	$ (13,121)	[1]	$ (9,640)	$ (4,315)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	$ (2.41)	[1]	$ (1.93)	$ (2.78)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	$ (2.41)	[1]	$ (1.93)	$ (2.78)

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.